OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER OPERATING INCOME

For the years ended December 31, 2024, 2023 and 2022, other operating income consists of:

	Years Ended December 31,
	2024	2023	2022
MBA programme	$-	$18,074	$-
Varsity course fee	-	4,419	-
Event Income	-	-	130,106
Write off of EIA balance	18,660	-	-
Miscellenous income	5,857	12,301	14,290
	$24,517	$34,794	144,396